Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating expenses
General and administrative	$ 1,428,060	$ 2,022,981
Franchise tax	154,785	200,000
Loss from operations	(1,582,845)	(2,222,981)
Other income:
Interest income from investments held in Trust Account	808,868	2,168,659
Other income	808,868	2,168,659
Loss before provision for income taxes	(773,977)	(54,322)
Provision for income taxes	(125,950)
Net loss	$ (899,927)	$ (54,322)
Redemption Feature
Other income:
Weighted average shares outstanding of common stock (in Shares)	1,618,885	4,175,166
Basic net loss per share of common stock (in Dollars per share)	$ (0.23)	$ (0.01)
Diluted net loss per share of common stock (in Dollars per share)	$ (0.23)	$ (0.01)
No Redemption Feature
Other income:
Weighted average shares outstanding of common stock (in Shares)	2,283,976	2,283,976
Basic net loss per share of common stock (in Dollars per share)	$ (0.23)	$ (0.01)
Diluted net loss per share of common stock (in Dollars per share)	$ (0.23)	$ (0.01)